Statement of Changes in Stockholders' Equity - USD ($)	Common Stock IPO	Common Stock Private placement	Common Stock Over-allotment option	Common Stock	Additional paid-in capital IPO	Additional paid-in capital Private placement	Additional paid-in capital Over-allotment option	Additional paid-in capital	Accumulated Deficit	IPO	Private placement	Over-allotment option	Total
Balance at the beginning at Sep. 19, 2023				$ 0				$ 0	$ 0				$ 0
Balance at the beginning (in shares) at Sep. 19, 2023				0
Issuance of founder shares (in shares)				2,156,250
Net Income (loss)									(1,782)				(1,782)
Balance at the end at Dec. 31, 2023				$ 216				24,784	(1,782)				23,218
Balance at the end (in shares) at Dec. 31, 2023				2,156,250
Issuance of additional founder shares				$ 14				1,652	(1,666)
Issuance of additional founder shares (in shares)				143,750
Net Income (loss)				$ 0				0	(25,584)				(25,584)
Balance at the end at Sep. 30, 2024				$ 230				26,436	(29,032)				(2,366)
Balance at the end (in shares) at Sep. 30, 2024				2,300,000
Balance at the beginning at Dec. 31, 2023				$ 216				24,784	(1,782)				23,218
Balance at the beginning (in shares) at Dec. 31, 2023				2,156,250
Issuance of additional founder shares				$ 14				1,652	(1,666)
Issuance of additional founder shares (in shares)				143,750
Net Income (loss)									(25,850)				(25,850)
Balance at the end at Dec. 31, 2024				$ 230				26,436	(29,298)				(2,632)
Balance at the end (in shares) at Dec. 31, 2024				2,300,000
Balance at the beginning at Sep. 30, 2024				$ 230				26,436	(29,032)				(2,366)
Balance at the beginning (in shares) at Sep. 30, 2024				2,300,000
Net Income (loss)									(266)				(266)
Balance at the end at Dec. 31, 2024				$ 230				26,436	(29,298)				(2,632)
Balance at the end (in shares) at Dec. 31, 2024				2,300,000
Issuance of units	$ 800	$ 24	$ 4		$ 79,999,200	$ 2,482,976	$ 96			$ 80,000,000	$ 2,483,000	$ 100
Issuance of units (in shares)	8,000,000	248,300	40,000							8,000,000	248,300
Sale of 1,000,000 $15 strike warrants in private placement						$ 100,000					$ 100,000
Issuance of advisor units				$ 1									1
Issuance of advisor units (in shares)				7,500
Reclassification of offering costs								(1,481,032)					(1,481,032)
Common shares subject to possible redemption				$ (800)				(80,799,200)					(80,800,000)
Accretion of common shares subject to possible redemption								(297,820)					(297,820)
Forfeiture of founder shares due to no over-allotment exercise by underwriter (in shares)				(300,000)
Net Income (loss)									315,350				315,350
Balance at the end at Mar. 31, 2025				$ 259				30,656	286,052				316,967
Balance at the end (in shares) at Mar. 31, 2025				10,295,800
Balance at the beginning at Dec. 31, 2024				$ 230				26,436	(29,298)				(2,632)
Balance at the beginning (in shares) at Dec. 31, 2024				2,300,000
Issuance of units (in shares)										8,000,000	248,300	40,000
Net Income (loss)													974,654
Balance at the end at Sep. 30, 2025				$ 259				0	223,651				223,910
Balance at the end (in shares) at Sep. 30, 2025				10,295,800
Balance at the beginning at Mar. 31, 2025				$ 259				30,656	286,052				316,967
Balance at the beginning (in shares) at Mar. 31, 2025				10,295,800
Accretion of common shares subject to possible redemption								(30,656)	(500,107)				(530,763)
Net Income (loss)									5,872,035				582,035
Balance at the end at Jun. 30, 2025				$ 259					367,980				368,239
Balance at the end (in shares) at Jun. 30, 2025				10,295,800
Accretion of common shares subject to possible redemption									(221,598)				(221,598)
Net Income (loss)									77,269				77,269
Balance at the end at Sep. 30, 2025				$ 259				$ 0	$ 223,651				$ 223,910
Balance at the end (in shares) at Sep. 30, 2025				10,295,800